Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

Repurchase Program

From January 1, 2020 to March 10, 2020, the Company repurchased approximately 3.8 million shares of its common stock at a weighted-average price of $3.42 per share for a total of $12.9 million and repurchased $3.2 million in aggregate principal amount of December 2021 Convertible Notes and $10.5 million in aggregate principal amount of December 2024 Convertible Notes.

Amendment to CareView Modification Agreement

As further discussed in Note 8, Notes and Other Long-Term Receivables, to the Consolidated Financial Statements, in January 2020 we entered into an amendment of the February 2018 Modification Agreement with CareView that deferred principal repayment and interest payments until April 30, 2020, conditioned upon CareView raising additional financing from third parties.

Plan of Liquidation

In December 2019, the Company announced that it had completed a strategic review process and decided to halt the execution of its growth strategy, cease additional strategic transactions and investments and pursue a formal process to unlock value by monetizing its assets and returning net proceeds to stockholders. Over the subsequent months, the Company’s board of directors and management analyzed, together with outside financial and legal advisors, how to best capture value pursuant to its monetization strategy and return the significant intrinsic value of the high-quality assets in its portfolio to its stockholders. On February 7, 2020, the Company’s board of directors approved a plan of complete liquidation for the Company’s assets and a resolution to seek stockholder approval to dissolve the Company at its next annual meeting of the stockholders.

Pursuant to the board’s decisions of February 7, 2020, noted above, the change in control clause in the Amended 2005 Equity Incentive Plan was triggered, accelerating the vesting of a significant portion of the Company’s outstanding equity awards resulting in incremental stock-based compensation expense of $16.3 million to be recorded in the first quarter of 2020.

Events Subsequent to Original Issuance of Financial Statements (Unaudited)

Repurchase Program

From March 11, 2020 to June 29, 2020, the Company repurchased approximately 8.6 million shares of its common stock at a weighted-average price of $3.09 per share for a total of $26.5 million and repurchased $2.2 million in aggregate principal amount of December 2021 Convertible Notes.

Evofem Share Distribution

On May 21, 2020 the Company announced that it had completed the distribution of all of the Company’s 13,333,334 shares of common stock of Evofem Biosciences, Inc. to the Company’s shareholders, which represented approximately 26.7% of the outstanding shares of Evofem common stock as of the close of business on May 15, 2020. Following the Distribution, PDL continues to hold warrants to purchase up to 3,333,334 shares of Evofem common stock. The warrants are included in Other Assets on the consolidated balance sheet and had a carrying value of $14.1 million at December 31, 2019. The distribution was made in the form of a pro rata common stock dividend of 0.11591985 shares of Evofem common stock for every share of PDL common stock. As of December 31, 2019, the Evofem common stock was valued at $82.3 million.

AcelRx

On May 22, 2020, the Company was notified by AcelRx that the product marketer of Zalviso, Grünenthal GmbH, has terminated the license agreement with AcelRx. AcelRx is obligated to use commercially reasonable efforts to find a new license agreement under the terms no less favorable than those in the license with Grünenthal. The Company believes that the asset is impaired and estimates that unless and until the drug is relicensed the fair value will be substantially reduced. As of December 31, 2019, the AcelRx fair value was $13.0 million and an impairment charge of approximately $13.0 million will be recorded in the three months period ended June 30, 2020.

PDL Parental Financial Support Guarantee for LENSAR

On June 19, 2020, PDL issued a letter guaranteeing financial support to LENSAR up to $20 million through June 20, 2021.

COVID-19 Pandemic

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) pandemic. The outbreak of the COVID-19 pandemic is significantly affecting the Company’s LENSAR business operations, as well as the U.S. economy and financial markets. At this time, it doesn’t appear that our other segments have been significant impacted by the pandemic. The full extent to which the COVID-19 outbreak will impact the Company’s business, results of operations, financial condition and cash flows will depend on future developments that are highly uncertain and the estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or treat its impact and the economic impact on local, regional, national and international markets. While the Company cannot provide a definitive timeline for the liquidation process, it has been targeting the end of 2020 for completing the monetization of its key assets. However, the Company recognizes that the duration and extent of the public health issues related to the COVID-19 pandemic make it possible, and perhaps probable, that the timing may be delayed.